FINANCIAL INSTRUMENTS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 NOK (kr)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 NOK (kr)	Mar. 19, 2014 NOK (kr)
Derivative, Fair value [Abstract]
Total derivative instruments - short-term assets		$ 99	$ 108
Total derivative instruments - long-term assets		16,826	8,347
Total derivative instruments - short-term liabilities		39,720	503
Total derivative instruments - long-term liabilities		1,520	48,618
Interest rate swaps [Abstract]
Notional principal		1,000,000	1,100,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Interest rate swaps [Abstract]
Principle debt amount | kr					kr 900,000,000
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Interest rate swaps [Abstract]
Principle debt amount | kr				kr 500,000,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term assets		98	108
Total derivative instruments - long-term assets		8,118	5,136
Total derivative instruments - short-term liabilities		49	248
Total derivative instruments - long-term liabilities		620	5,109
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term liabilities		33,054	0
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - long-term assets		0	0
Total derivative instruments - long-term liabilities		867	36,120
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 3 [Member]
Interest rate swaps [Abstract]
Notional principal	kr 900,000,000	151,008
Inception date	Mar. 19, 2014
Maturity date	Mar. 19, 2019
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 4 [Member]
Interest rate swaps [Abstract]
Notional principal	kr 500,000,000	63,987
Inception date	Oct. 19, 2017
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term assets		1	0
Total derivative instruments - long-term assets		8,708	3,211
Total derivative instruments - short-term liabilities		29	255
Total derivative instruments - long-term liabilities		33	553
Not Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - short-term liabilities		6,588	0
Not Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Total derivative instruments - long-term liabilities		$ 0	$ 6,836